Finance Costs	6 Months Ended
Jun. 30, 2018
Finance Costs [Abstract]
FINANCE COSTS
9.	FINANCE COSTS

	For the six months ended June 30
	2018	2017
Interest expenses on bank borrowings
wholly repayable within one year	51,185	47,342

Bank borrowings interests are charged at a rate of 6.09% per annum for the bank loan that was fully repaid in 2017.

Bank borrowings interests are charged at a rate of 6.09% per annum for the current bank loan.